Expense Example {- Franklin Municipal Green Bond Fund} - Franklin Municipal Green Bond Fund-04 - Franklin Municipal Green Bond Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 445
3 years	1,158
5 years	1,893
10 years	3,828
Class C
Expense Example:
1 year	213
3 years	932
5 years	1,770
10 years	3,945
Class R6
Expense Example:
1 year	47
3 years	738
5 years	1,454
10 years	3,357
Advisor Class
Expense Example:
1 year	47
3 years	738
5 years	1,454
10 years	$ 3,357